Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 10, 2022	Jun. 30, 2021
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	0-16540
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1405357
Entity Address, Address Line One	201 South Fourth Street
Entity Address, City or Town	Martins Ferry
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43935
City Area Code	740
Local Phone Number	633-0445
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	UBCP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 68,642,392
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		5,929,488
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	BKD LLP
Auditor Firm ID	686
Auditor Location	Cincinnati, Ohio